CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 55,684	$ 668	₨ 45,067	₨ 23,568
Items that will not be reclassified to the consolidated income statement:
Changes in the fair value of financial instruments	(18)	(1)	(718)	(3,534)
Actuarial gains/(losses) on post-employment benefit obligations	(10)	(1)	57	(34)
Tax impact on above items	4	1	(69)	305
Total of items that will not be reclassified to the consolidated income statement	(24)	(1)	(730)	(3,263)
Items that will be reclassified subsequently to the consolidated income statement:
Changes in fair value of financial instruments	6	1	(6)	0
Foreign currency translation adjustments	(318)	(4)	946	(214)
Effective portion of changes in fair value of cash flow hedges	(470)	(6)	(905)	882
Tax impact on above items	117	1	306	(288)
Total of items that will be reclassified subsequently to the consolidated income statement	(665)	(8)	341	380
Other comprehensive loss for the year, net of tax	(689)	(8)	(389)	(2,883)
Total comprehensive income for the year	₨ 54,995	$ 660	₨ 44,678	₨ 20,685